Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 31,020,663	$ 1,046,581	$ 27,968,705	$ 25,011,788
Income tax expense calculated at the statutory rates	10,890,498	367,426	8,634,187	6,307,148
Nontaxable expense in determining taxable income	483,715	16,319	(34,954)	160,530
Tax-exempt income	(623,566)	(21,038)	(700,274)	(537,987)
Additional income tax on unappropriated earnings	1,076,353	36,314	829,345	338,142
Loss carry-forward and income tax credits currently used	(1,124,043)	(37,923)	(898,700)	(1,286,705)
Remeasurement of deferred income tax assets, net	(4,131,473)	(139,389)	(2,797,673)	(688,584)
Changes in estimate for prior years	(88,162)	(2,974)	28,160	(20,719)
Withholding tax	40,281	1,359	81,543	39,248
Land value increment tax			249,210
Income tax expense recognized in profit or loss	$ 6,523,603	$ 220,094	$ 5,390,844	$ 4,311,073